Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
2 4 .	Subsequent Events
No subsequent event which had a material impact on the Group was identified through the date of issuance of the consolidated financial statements.